CAPITAL SECURITIES	6 Months Ended
Jun. 30, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
CAPITAL SECURITIES	CAPITAL SECURITIES
The partnership has the following capital securities outstanding as of June 30, 2025 and December 31, 2024:

(US$ Millions)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2025	Dec. 31, 2024
Operating Partnership Class A Preferred Equity Units:
Series 3	24,000,000	6.75%	$581	$576
New LP Preferred Units(1)	19,000,749	6.25%	466	466
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	539,766	5.25%	13	14
Series 2	250,517	5.75%	5	4
Series 3	325,030	5.00%	6	6
Series 4	266,961	5.20%	5	5
Rouse Properties L.P. (“Rouse”) Series A Preferred Shares	5,600,000	5.00%	164	158
BSREP V Iron REIT L.P. Preferred Interest	n/a	5.00%	67	69
India REIT	n/a	n/a	—	1,392
Capital Securities – Fund Subsidiaries			89	139
Total capital securities			$1,396	$2,829

Current			105	158
Non-current			1,291	2,671
Total capital securities			$1,396	$2,829
(1)New LP Preferred Units shares outstanding is presented net of intracompany shares held by the Operating Partnership.

The Class A Preferred Units were issued on December 4, 2014, in three tranches of $600 million each, with an average dividend yield of 6.5% and original maturities of seven, ten, and twelve years. The units were originally exchangeable at the option of the holder into LP Units at a price of $25.70 per unit. On December 30, 2021, the partnership acquired the seven-year tranche of Class A Preferred Units, Series 1 units from the holder and exchanged such units for REUs. The Class A Preferred Units, Series 1 were subsequently cancelled. On December 31, 2024, the partnership acquired the ten-year tranche of Class A Preferred Units, Series 2 units, from the holder of these units and subsequently exchanged such units for LP Units and REUs. The Class A Preferred Units, Series 2 were subsequently cancelled.

New LP Preferred Units includes $466 million at June 30, 2025 (December 31, 2024 - $466 million) of preferred equity interests issued in connection with the privatization of the partnership which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the holders of such interests can demand cash payment upon maturity of July 26, 2081, for the liquidation preference of $25.00 per unit and any accumulated unpaid dividends.
The holders of each series of the BOP Split Senior Preferred Shares are each entitled to receive fixed cumulative preferential cash dividends, if, as and when declared by the board of directors of BOP Split. Dividends on each series of the BOP Split Senior Preferred Shares are payable quarterly on the last day of March, June, September and December in each year.

Capital securities also includes $164 million at June 30, 2025 (December 31, 2024 - $158 million) of preferred equity interests held by a third party investor in Rouse which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the interests are mandatorily redeemable on or after November 12, 2025 for a set price per unit plus any accrued but unpaid distributions; distributions are capped and accrue regardless of available cash generated.

Following the Deconsolidation of India REIT, the related capital securities were deconsolidated during the quarter. These previously related to preferred equity interests held by third-party investors in India REIT (December 31, 2024 - $1,392 million), which were classified as a liability rather than as a non-controlling interest due to a contractual obligation to make distributions every six months at an amount no less than 90% of net distributable cash flows.

Capital Securities – Fund Subsidiaries of $89 million at June 30, 2025 (December 31, 2024 - $139 million) is comprised of co-investors interests in funds that can be redeemed for cash at specified dates at the co-investors’ election.

At June 30, 2025, capital securities includes $16 million (December 31, 2024 - $15 million) repayable in Canadian Dollars of C$21 million (December 31, 2024 - C$21 million).

Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

(US$ Millions)	Six months ended Jun. 30, 2025	Year ended Dec. 31, 2024
Balance, beginning of period	$2,829	$2,835
Capital securities issued	—	366
Capital securities redeemed	(1)	(14)
Non-cash changes in capital securities:
Class A Preferred Units, Series 2 redemption	—	(600)
Fair value changes	(40)	361
Foreign currency translations	—	(21)
Deconsolidation of BSREP IV(1)	—	(98)
Deconsolidation of India REIT(2)	(1,392)	—
Balance, end of period	$1,396	$2,829
(1)See Note 28, Related Parties for further information on the Deconsolidation of BSREP IV investments.
(2)See Note 3, Investment Properties for further information on the Deconsolidation of India REIT.